Cover	May 17, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K originally filed by Functional Brands Inc. (the “Company”) with the Securities and Exchange Commission on May 20, 2026 (the “Original Form 8-K”) is being filed to amend and supplement the disclosure contained in Item 5.02(c) of the Original Form 8-K regarding certain compensatory and related party arrangements involving David R. Wells, the Company’s newly appointed Chief Financial Officer, Principal Financial Officer, Principal Accounting Officer and member of the Board of Directors. The Company is filing this Amendment No. 1 to disclose the existence of a Services Agreement, dated November 20, 2025, as amended on April 15, 2026, between the Company and Atlas Bookkeeping, LLC (“Atlas”), an entity owned by Mr. Wells, pursuant to which Atlas has been providing bookkeeping, financial reporting, investor relations, finance and administrative support services to the Company. The Original Form 8-K did not disclose the Services Agreement and related arrangements with Atlas. This Amendment No. 1 is being filed to amend and supplement the Original Form 8-K to include the disclosure required by Item 404(a) of Regulation S-K and Item 5.02(e) of Form 8-K and to file the Services Agreement and related amendment as exhibits to this Current Report on Form 8-K/A.
Document Period End Date	May 17, 2026
Entity File Number	001-42936
Entity Registrant Name	FUNCTIONAL BRANDS INC.
Entity Central Index Key	0001837254
Entity Tax Identification Number	85-4094332
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6400 SW Rosewood Street
Entity Address, City or Town	Lake Oswego
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97035
City Area Code	800
Local Phone Number	245-8282
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value share
Trading Symbol	MEHA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false